Fresh Start Accounting - Reorganization Adjustments, Restricted Cash (Details) $ in Millions	Jul. 01, 2018 USD ($)
Funding of the escrow account per terms of senior secured notes
Fresh-Start Adjustment [Line Items]
Change in restricted cash	$ 227
Payment of post confirmation accrued professional fees in connection with emergence
Fresh-Start Adjustment [Line Items]
Change in restricted cash	(31)
Payment of success fees incurred upon emergence
Fresh-Start Adjustment [Line Items]
Change in restricted cash	(22)
Distribution from the cash pool to general unsecured claims
Fresh-Start Adjustment [Line Items]
Change in restricted cash	(2)
Payment of unsecured creditor committee advisor fees
Fresh-Start Adjustment [Line Items]
Change in restricted cash	(3)
Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Change in restricted cash	$ 169